Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands											12 Months Ended
	Mar. 30, 2023	Jan. 04, 2023	Dec. 29, 2022	Jan. 27, 2022	Dec. 09, 2021	Sep. 20, 2021	Aug. 05, 2021	Aug. 04, 2021	Mar. 21, 2021	Aug. 05, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation [Line Items]
Options vest over a period											12 months
Options [Member]
Share-Based Compensation [Line Items]
Options exercisable period											10
Additional shares reserved for issuance										77,780
Number of award granted												903	58,239
Options vested shares					19,166
2015 Plan [Member]
Share-Based Compensation [Line Items]
Additional shares reserved for issuance		30,000		25,000			125,000			17,500
Shares available for awards											127,964
Stock Option [Member]
Share-Based Compensation [Line Items]
Vesting terms											4 years
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Number of RSU's granted													10,050
Options vested shares											351	6,092	4,374
Employees options exercise price (in Dollars per share)					$ 26.8				$ 10.18
Weighted average grant date fair values (in Dollars per share)													$ 9.2
Non-vested share-based compensation arrangements (in Dollars)											$ 5	$ 152	$ 1,111
Cost expected period											2 years 2 months 19 days
Share-Based Payment Arrangement [Member]
Share-Based Compensation [Line Items]
Granted award, percentage					50.00%
Compensation expense on the fair value (in Dollars)					$ 749
November 04, 2019 [Member] | Options [Member]
Share-Based Compensation [Line Items]
Number of award granted								36,694
November 04, 2019 [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Number of award granted								15,000
Vesting [Member]
Share-Based Compensation [Line Items]
Vesting percentage					2.0833%
Chief Executive Officer [Member] | August 5, 2020 [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Vesting terms					4 years
Chief Executive Officer [Member] | Vesting [Member] | Stock Option [Member]
Share-Based Compensation [Line Items]
Vesting percentage											25.00%
Chief Executive Officer [Member] | Vesting [Member] | August 5, 2020 [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Vesting percentage					25.00%
Chief Executive Officer [Member] | Share-Based Payment Arrangement, Tranche One [Member] | June 22 [Member]
Share-Based Compensation [Line Items]
Number of award granted					57,500
Chief Executive Officer [Member] | Share-Based Payment Arrangement, Tranche One [Member] | August 5, 2020 [Member]
Share-Based Compensation [Line Items]
Number of award granted					38,334
Certain Officers, CEO, and Board Members [Member] | November 04, 2019 [Member]
Share-Based Compensation [Line Items]
Number of award granted								12,075
Certain Officers, CEO, and Board Members [Member] | November 04, 2019 [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Number of RSU's granted								5,175
Vp Clinical [Member]
Share-Based Compensation [Line Items]
Number of award granted						1,250
Exercise price of award granted (in Dollars per share)						$ 20.6
Board of Directors Chairman [Member]
Share-Based Compensation [Line Items]
Employees options exercise price (in Dollars per share)	$ 2.82			$ 12.96
Award employees options	903			16,800
Shareholders approved the award of options shares			29,125
Exercise price of the options (in Dollars per share)			$ 4.14
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Award employees options									8,472
Granted options									6,650
Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Award employees options									2,850
Granted options									2,850